                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-10321
                                   ------------


                        RIVERSOURCE MANAGERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:     2/28
                         --------------

                              PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE AGGRESSIVE GROWTH FUND
                               AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.1%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (5.5%)
BE Aerospace                         346,984(b)             $10,475,447
Precision Castparts                  201,552                 18,335,185
Spirit Aerosystems Holdings Cl A      47,847(b)               1,411,965
                                                           ------------
Total                                                        30,222,597
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
CH Robinson Worldwide                 68,230                  3,477,001
-----------------------------------------------------------------------

AIRLINES (0.5%)
US Airways Group                      49,970(b)               2,612,931
-----------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Goodyear Tire & Rubber                85,100(b)               2,095,162
-----------------------------------------------------------------------

BEVERAGES (0.3%)
Hansen Natural                        55,340(b)               1,936,900
-----------------------------------------------------------------------

BIOTECHNOLOGY (1.8%)
Alexion Pharmaceuticals               33,950(b)               1,252,076
Celgene                              108,619(b)               5,789,393
Cephalon                              23,490(b)               1,669,669
Digene                                28,745(b)               1,359,064
                                                           ------------
Total                                                        10,070,202
-----------------------------------------------------------------------

CAPITAL MARKETS (3.6%)
Affiliated Managers Group             26,400(b,d)             2,996,400
Greenhill & Co                        37,280(d)               2,511,926
Northern Trust                        54,410                  3,280,923
SEI Investments                       99,534                  6,016,831
T Rowe Price Group                   114,370                  5,325,067
                                                           ------------
Total                                                        20,131,147
-----------------------------------------------------------------------

CHEMICALS (2.1%)
Agrium                               112,636(c)               4,330,854
Monsanto                             107,499                  5,664,122
Terra Inds                            95,791(b)               1,671,553
                                                           ------------
Total                                                        11,666,529
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Synovus Financial                     59,260                  1,918,246
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (1.8%)
Corrections Corp of America           64,461(b)              $3,375,178
Monster Worldwide                     68,560(b)               3,418,401
Robert Half Intl                      76,210                  2,977,525
                                                           ------------
Total                                                         9,771,104
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
Ciena                                 49,390(b)               1,554,303
F5 Networks                           76,507(b)               5,555,939
Polycom                               97,190(b)               3,100,361
Research In Motion                    10,489(b,c)             1,474,858
                                                           ------------
Total                                                        11,685,461
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Apple                                 66,661(b)               5,640,187
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.9%)
Foster Wheeler                       123,498(b)               6,826,969
Quanta Services                      165,878(b)               3,846,711
                                                           ------------
Total                                                        10,673,680
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Owens-Illinois                        96,800(b)               2,299,968
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
IntercontinentalExchange              46,372(b)               6,995,216
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Level 3 Communications               389,000(b)               2,555,730
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Allegheny Energy                      34,485(b)               1,629,071
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.4%)
ABB                                   89,778(c)               1,497,298
ALSTOM                                17,998(b,c)             2,169,577
AMETEK                                80,805                  2,763,531
General Cable                         60,492(b)               3,021,575
Roper Inds                            67,283                  3,574,074
                                                           ------------
Total                                                        13,026,055
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Daktronics                            22,822                    608,663
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (3.7%)
Acergy                               107,038(b,c)            $2,020,919
Aker Kvaerner                         45,532(c)               5,262,560
Cameron Intl                          86,956(b)               4,929,536
Core Laboratories                     22,007(b,c)             1,735,912
Natl Oilwell Varco                    47,300(b)               3,293,972
Smith Intl                            39,940                  1,637,540
TETRA Technologies                    63,599(b)               1,413,806
                                                           ------------
Total                                                        20,294,245
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Safeway                               44,388                  1,534,493
-----------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Bunge                                 43,117                  3,421,765
McCormick & Co                        44,710                  1,711,946
WM Wrigley Jr                         68,930                  3,432,714
                                                           ------------
Total                                                         8,566,425
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Hologic                               26,100(b)               1,436,805
Intuitive Surgical                    16,820(b)               1,868,702
Kyphon                                30,620(b)               1,381,268
St. Jude Medical                      82,820(b)               3,283,813
Zimmer Holdings                       41,849(b)               3,529,126
                                                           ------------
Total                                                        11,499,714
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Express Scripts                       27,716(b)               2,090,064
Henry Schein                          40,790(b)               2,128,014
Laboratory Corp of America Holdings   80,417(b)               6,413,256
Medco Health Solutions                41,633(b)               2,814,807
Psychiatric Solutions                 54,200(b)               2,165,832
WellCare Health Plans                 18,404(b)               1,511,152
                                                           ------------
Total                                                        17,123,125
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (6.4%)
Hilton Hotels                        133,900                  4,726,670
Home Inns & Hotels Management ADR     34,144(b,c)             1,442,584
Intl Game Technology                 213,870                  8,822,137

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOTELS, RESTAURANTS & LEISURE (CONT.)
Las Vegas Sands                       91,471(b)              $7,892,118
MGM Mirage                            32,150(b)               2,283,293
WMS Inds                             127,220(b)               4,761,845
Wynn Resorts                          53,830(d)               5,276,417
                                                           ------------
Total                                                        35,205,064
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Harman Intl Inds                      34,650                  3,435,894
Newell Rubbermaid                     48,877                  1,496,614
Tempur-Pedic Intl                     55,545                  1,382,515
                                                           ------------
Total                                                         6,315,023
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
McDermott Intl                       142,918(b)               6,888,648
-----------------------------------------------------------------------

INSURANCE (0.3%)
American Financial Group              40,259                  1,409,065
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
VistaPrint                            64,208(b)               2,389,822
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.7%)
Akamai Technologies                  130,500(b)               6,729,886
aQuantive                             91,620(b)               2,321,651
Digital River                         39,529(b)               2,189,511
Equinix                               35,569(b)               2,940,489
SAVVIS                                63,189(b)               2,715,231
VeriSign                             133,450(b)               3,376,285
                                                           ------------
Total                                                        20,273,053
-----------------------------------------------------------------------

IT SERVICES (3.4%)
Alliance Data Systems                104,559(b)               6,247,400
Cognizant Technology Solutions Cl A   31,348(b)               2,827,590
Fiserv                                65,640(b)               3,476,294
Gartner                               67,107(b)               1,419,984
Isilon Systems                        80,410(b)               1,565,583
Paychex                               78,870                  3,204,488
                                                           ------------
Total                                                        18,741,339
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (3.3%)
Pharmaceutical Product Development    56,680                  1,801,857
Thermo Fisher Scientific             335,023(b)              15,166,492
Waters                                27,320(b)               1,482,383
                                                           ------------
Total                                                        18,450,732
-----------------------------------------------------------------------

MACHINERY (2.4%)
AGCO                                 123,112(b)               4,462,810
Deere & Co                            14,157                  1,534,902
Harsco                                32,540                  2,791,932
Manitowoc                             49,129                  2,883,872
Terex                                 23,711(b)               1,561,132
                                                           ------------
Total                                                        13,234,648
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MARINE (0.3%)
American Commercial Lines             38,857(b)              $1,403,903
-----------------------------------------------------------------------

MEDIA (2.0%)
Focus Media Holding ADR               28,020(b,c)             2,244,402
Interpublic Group of Companies       456,366(b)               5,745,648
Lamar Advertising Cl A                21,806(b)               1,396,674
Liberty Global Cl A                   51,000(b)               1,468,290
                                                           ------------
Total                                                        10,855,014
-----------------------------------------------------------------------

METALS & MINING (0.8%)
Allegheny Technologies                42,579                  4,362,219
-----------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Big Lots                              71,749(b)               1,795,877
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.8%)
Quicksilver Resources                 53,100(b)               2,048,067
Range Resources                      118,645                  3,788,335
Williams Companies                   151,560                  4,087,573
                                                           ------------
Total                                                         9,923,975
-----------------------------------------------------------------------

PHARMACEUTICALS (2.3%)
Allergan                              34,670                  3,872,986
Medicis Pharmaceutical Cl A           52,010                  1,891,084
Sepracor                              26,120(b)               1,372,867
Shire ADR                             88,740(c)               5,721,067
                                                           ------------
Total                                                        12,858,004
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
Digital Realty Trust                  46,013                  1,823,955
Macerich                              16,820                  1,574,352
                                                           ------------
Total                                                         3,398,307
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
CB Richard Ellis Group Cl A           91,290(b)               3,041,782
Jones Lang LaSalle                    20,903                  2,212,583
                                                           ------------
Total                                                         5,254,365
-----------------------------------------------------------------------

ROAD & RAIL (0.5%)
CSX                                   75,640                  2,849,359
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.0%)
Altera                               160,590(b)               3,390,055
Atheros Communications                81,540(b)               2,060,516
Integrated Device Technology         182,010(b)               2,952,202
Intersil Cl A                        138,320                  3,658,564
KLA-Tencor                            96,690                  5,002,741
Maxim Integrated Products             68,770                  2,252,218
MEMC Electronic Materials            116,461(b)               6,005,893
NVIDIA                                82,150(b)               2,546,650
Sigma Designs                         54,460(b)               1,535,227
Varian Semiconductor Equipment
  Associates                          84,145(b)               4,021,290
                                                           ------------
Total                                                        33,425,356
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)
SOFTWARE (5.0%)
Activision                           287,382(b)              $4,805,027
Autodesk                              86,560(b)               3,561,944
Electronic Arts                       82,580(b)               4,163,684
Mentor Graphics                       82,844(b)               1,399,235
Nintendo                              30,000(c)               8,015,761
Salesforce.com                        72,220(b)               3,124,237
THQ                                   73,387(b)               2,363,795
                                                           ------------
Total                                                        27,433,683
-----------------------------------------------------------------------

SPECIALTY RETAIL (3.1%)
Blockbuster Cl A                     224,439(b)               1,490,275
GameStop Cl A                        156,204(b)               8,188,214
GUESS?                                72,098                  5,874,545
Urban Outfitters                      59,484(b)               1,476,393
                                                           ------------
Total                                                        17,029,427
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.8%)
Coach                                149,311(b)               7,047,479
Phillips-Van Heusen                   26,543                  1,455,618
Polo Ralph Lauren                     42,870                  3,728,833
Under Armour Cl A                     74,418(b,d)             3,419,507
                                                           ------------
Total                                                        15,651,437
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (11.9%)
America Movil ADR Series L           123,451(c)               5,407,154
American Tower Cl A                  200,826(b)               7,779,999
Crown Castle Intl                     97,130(b)               3,181,979
Leap Wireless Intl                   191,652(b)              12,949,926
Millicom Intl Cellular                69,661(b,c)             5,008,626
NII Holdings                         340,670(b)              24,133,063
SBA Communications Cl A              298,808(b)               8,058,852
                                                           ------------
Total                                                        66,519,599
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $470,068,735)                                       $543,701,771
-----------------------------------------------------------------------

MONEY MARKET FUND (3.9%)(e)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                       21,712,459(f)             $21,712,459
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $21,712,459)                                         $21,712,459
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $491,781,194)(g)                                    $565,414,230
=======================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 8.4% of net assets.

(d) At Feb. 28, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.0% of net assets. 1.9% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $491,781,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $77,508,000
    Unrealized depreciation                                         (3,875,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                    $73,633,000
    --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

                                                              S-6260-80 G (4/07)

                              PORTFOLIO HOLDINGS
                                     FOR
                     RIVERSOURCE FUNDAMENTAL GROWTH FUND
                               AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.6%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (3.4%)
Boeing                                43,250                 $3,774,427
General Dynamics                      44,780                  3,423,879
United Technologies                   27,290                  1,791,043
                                                           ------------
Total                                                         8,989,349
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
United Parcel Service Cl B            35,090                  2,462,967
-----------------------------------------------------------------------

AUTOMOBILES (0.4%)
Harley-Davidson                       17,080                  1,125,572
-----------------------------------------------------------------------

BEVERAGES (1.7%)
PepsiCo                               73,710                  4,654,787
-----------------------------------------------------------------------

BIOTECHNOLOGY (4.3%)
Amgen                                 47,330(b)               3,041,426
Amylin Pharmaceuticals                18,272(b)                 710,964
Celgene                               42,330(b)               2,256,189
Genentech                             23,080(b)               1,947,260
Gilead Sciences                       10,990(b)                 786,444
MedImmune                             87,230(b)               2,783,509
                                                           ------------
Total                                                        11,525,792
-----------------------------------------------------------------------

CAPITAL MARKETS (5.6%)
Charles Schwab                       173,430                  3,204,987
Franklin Resources                    19,670                  2,309,061
Goldman Sachs Group                    6,190                  1,247,904
Legg Mason                            29,380                  3,018,501
State Street                          25,620                  1,678,366
UBS                                   59,810(c)               3,531,183
                                                           ------------
Total                                                        14,990,002
-----------------------------------------------------------------------

CHEMICALS (1.1%)
Monsanto                              21,560                  1,135,996
Potash Corporation of Saskatchewan    11,070(c)               1,746,957
                                                           ------------
Total                                                         2,882,953
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
Commerce Bancorp                      79,660                  2,662,237
SunTrust Banks                        22,850                  1,926,484
                                                           ------------
Total                                                         4,588,721
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (2.0%)
Equifax                               38,880                 $1,505,434
Manpower                              13,650                  1,014,195
Monster Worldwide                     30,370(b)               1,514,247
Waste Management                      35,770                  1,217,969
                                                           ------------
Total                                                         5,251,845
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.0%)
Cisco Systems                        305,210(b)               7,917,147
QUALCOMM                              95,940                  3,864,463
Research In Motion                    29,940(b,c)             4,209,863
                                                           ------------
Total                                                        15,991,473
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.7%)
Apple                                 18,630(b)               1,576,284
Dell                                  48,280(b)               1,103,198
EMC                                  212,410(b)               2,963,120
Hewlett-Packard                       16,090                    633,624
Intl Business Machines                14,790                  1,375,618
Network Appliance                    106,250(b)               4,108,687
SanDisk                               21,730(b)                 791,407
                                                           ------------
Total                                                        12,551,938
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
Fluor                                 33,070                  2,793,423
-----------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                      41,140                  2,339,632
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group Cl A                     14,470(b)                 684,286
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Chicago Mercantile
  Exchange Holdings Cl A               1,960                  1,056,695
Moody's                               17,000                  1,100,240
NASDAQ Stock Market                   67,619(b)               2,023,836
                                                           ------------
Total                                                         4,180,771
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
AT&T                                  26,980                    992,864
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (4.9%)
Baker Hughes                          72,570                 $4,725,033
Halliburton                           60,140                  1,857,123
Schlumberger                          86,710                  5,445,388
Weatherford Intl                      25,300(b)               1,015,795
                                                           ------------
Total                                                        13,043,339
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.8%)
Wal-Mart Stores                       88,830                  4,290,489
Whole Foods Market                    12,610                    602,380
                                                           ------------
Total                                                         4,892,869
-----------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
WM Wrigley Jr                         30,785                  1,533,093
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (6.1%)
Medtronic                            158,560                  7,985,081
St. Jude Medical                     137,040(b)               5,433,635
Stryker                               23,390                  1,450,648
Zimmer Holdings                       16,730(b)               1,410,841
                                                           ------------
Total                                                        16,280,205
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Medco Health Solutions                35,140(b)               2,375,815
UnitedHealth Group                    81,570                  4,257,954
                                                           ------------
Total                                                         6,633,769
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Intl Game Technology                  18,140                    748,275
Starwood Hotels & Resorts Worldwide   23,570                  1,550,906
                                                           ------------
Total                                                         2,299,181
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Fortune Brands                        31,230                  2,510,892
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Procter & Gamble                      18,130                  1,151,074
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
General Electric                      99,590                  3,477,683
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

-----------------------------------------------------------------------
1   RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT
    FEB. 28, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INTERNET SOFTWARE & SERVICES (5.4%)
Akamai Technologies                   10,730(b)                $553,346
eBay                                  30,300(b)                 971,418
Google Cl A                           19,010(b)               8,544,045
Yahoo!                               143,270(b)               4,421,312
                                                           ------------
Total                                                        14,490,121
-----------------------------------------------------------------------

IT SERVICES (4.3%)
Accenture Cl A                        42,780(c)               1,527,246
Alliance Data Systems                 18,620(b)               1,112,545
Automatic Data Processing             27,750                  1,381,673
First Data                           117,050                  2,988,287
Western Union                        203,950                  4,419,596
                                                           ------------
Total                                                        11,429,347
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Thermo Fisher Scientific              56,860(b)               2,574,052
-----------------------------------------------------------------------

MACHINERY (1.3%)
Danaher                               34,120                  2,444,357
Parker Hannifin                       12,600                  1,038,114
                                                           ------------
Total                                                         3,482,471
-----------------------------------------------------------------------

MEDIA (4.1%)
Lamar Advertising Cl A                15,640(b)               1,001,742
McGraw-Hill Companies                 82,840                  5,352,293
Viacom Cl B                           64,730(b)               2,527,059
Walt Disney                           60,685                  2,079,068
                                                           ------------
Total                                                        10,960,162
-----------------------------------------------------------------------

METALS & MINING (0.4%)
Freeport-McMoRan Copper & Gold Cl B   16,550                    950,136
-----------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Target                                56,610                  3,483,213
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

OIL, GAS & CONSUMABLE FUELS (2.7%)
Cameco                                75,150(c)              $2,777,544
Suncor Energy                         62,620(c)               4,454,161
                                                           ------------
Total                                                         7,231,705
-----------------------------------------------------------------------

PHARMACEUTICALS (3.6%)
Abbott Laboratories                   10,000                    546,200
AstraZeneca ADR                       34,890(c)               1,958,376
Sanofi-Aventis ADR                    38,530(c)               1,634,057
Schering-Plough                      178,820                  4,198,694
Wyeth                                 25,060                  1,225,935
                                                           ------------
Total                                                         9,563,262
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Altera                                64,230(b)               1,355,895
Linear Technology                    125,730                  4,172,979
                                                           ------------
Total                                                         5,528,874
-----------------------------------------------------------------------

SOFTWARE (6.7%)
Adobe Systems                         79,550(b)               3,122,338
Autodesk                              58,240(b)               2,396,576
Electronic Arts                       79,290(b)               3,997,801
Microsoft                            143,080                  4,030,563
Oracle                               238,200(b)               3,913,626
Symantec                              43,090(b)                 736,839
                                                           ------------
Total                                                        18,197,743
-----------------------------------------------------------------------

SPECIALTY RETAIL (3.0%)
Home Depot                            42,350                  1,677,060
Lowe's Companies                     103,970                  3,385,263
Staples                               61,140                  1,590,863
Williams-Sonoma                       38,210                  1,289,970
                                                           ------------
Total                                                         7,943,156
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Nike Cl B                             11,490                 $1,200,360
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
Freddie Mac                           77,990                  5,005,398
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.0%)
America Movil ADR Series L            10,490(c)                 459,462
American Tower Cl A                   90,540(b)               3,507,519
Crown Castle Intl                     76,070(b)               2,492,053
NII Holdings                          15,790(b)               1,118,564
Sprint Nextel                        160,950                  3,103,116
                                                           ------------
Total                                                        10,680,714
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $244,683,603)                                       $260,549,194
-----------------------------------------------------------------------

MONEY MARKET FUND (2.4%)
                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                        6,329,106(d)              $6,329,106
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,329,106)                                           $6,329,106
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $251,012,709)(e)                                    $266,878,300
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 8.4% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $251,013,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $20,961,000
    Unrealized depreciation                                        (5,096,000)
    -------------------------------------------------------------------------
    Net unrealized appreciation                                   $15,865,000
    -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

                                                            S-6261-80 G (4/07)

                          PORTFOLIO HOLDINGS
                                 FOR
                  RIVERSOURCE FUNDAMENTAL VALUE FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.6%)

ISSUER                               SHARES                    VALUE(a)

AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B            74,700                 $5,243,193
-----------------------------------------------------------------------

AUTOMOBILES (1.9%)
Harley-Davidson                      323,100(d)              21,292,290
-----------------------------------------------------------------------

BEVERAGES (2.2%)
Diageo ADR                           189,000(c)              15,004,710
Heineken Holding                     240,350(c)              10,149,134
                                                             ----------
Total                                                        25,153,844
-----------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
E*TRADE Financial                     49,800(b)               1,149,882
Mellon Financial                     243,500                 10,575,205
Morgan Stanley                       102,700                  7,694,284
State Street                          32,860                  2,152,659
                                                             ----------
Total                                                        21,572,030
-----------------------------------------------------------------------

COMMERCIAL BANKS (8.1%)
Commerce Bancorp                     191,300(d)               6,393,246
HSBC Holdings ADR                    349,410(c,d)            30,608,316
Wachovia                             481,062                 26,636,403
Wells Fargo & Co                     803,000                 27,864,100
                                                             ----------
Total                                                        91,502,065
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Dun & Bradstreet                     102,900(b)               9,084,012
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Nokia ADR                            132,800(c)               2,899,024
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.2%)
Dell                                 290,000(b)               6,626,500
Hewlett-Packard                      181,270                  7,138,413
                                                             ----------
Total                                                        13,764,913
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.9%)
Martin Marietta Materials             91,800                 11,504,376
Vulcan Materials                      89,700                 10,449,153
                                                             ----------
Total                                                        21,953,529
-----------------------------------------------------------------------

CONSUMER FINANCE (4.3%)
American Express                     867,800                 49,351,786
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

CONTAINERS & PACKAGING (2.2%)
Sealed Air                           390,600                $25,170,264
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.3%)
Apollo Group Cl A                     74,700(b)               3,532,563
H&R Block                            518,800                 11,299,464
                                                             ----------
Total                                                        14,832,027
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.6%)
Citigroup                            463,500                 23,360,400
JPMorgan Chase & Co                  978,640                 48,344,816
Moody's                              223,400                 14,458,448
                                                             ----------
Total                                                        86,163,664
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                           116,800(b)               8,956,224
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.9%)
Costco Wholesale                     799,500(d)              44,684,055
Wal-Mart Stores                      451,300                 21,797,790
                                                             ----------
Total                                                        66,481,845
-----------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Hershey                              126,340                  6,680,859
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Cardinal Health                      158,060                 11,078,425
Caremark Rx                          258,300                 15,908,697
Express Scripts                       60,500(b)               4,562,305
UnitedHealth Group                   226,300                 11,812,860
                                                             ----------
Total                                                        43,362,287
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Hunter Douglas                        38,403(c)               3,252,394
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                     200,300                 12,717,047
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.3%)
Tyco Intl                          1,586,944(c)              48,925,484
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

INSURANCE (14.5%)
Ambac Financial Group                 30,500                 $2,673,020
American Intl Group                  710,300                 47,661,130
Aon                                  209,800                  7,898,970
Berkshire Hathaway Cl B               10,986(b)              38,703,678
Chubb                                 56,600                  2,889,430
Loews                                580,550                 25,219,092
Markel                                 2,200(b)               1,053,470
Principal Financial Group             64,900                  3,951,761
Progressive                        1,005,220                 23,049,695
Sun Life Financial                    40,900(c)               1,771,379
Transatlantic Holdings               173,225                 11,450,173
                                                            -----------
Total                                                       166,321,798
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.4%)
Amazon.com                           192,700(b)               7,542,278
Expedia                               70,800(b)               1,505,208
IAC/InterActiveCorp                   72,700(b)               2,849,840
Liberty Media - Interactive Cl A     172,090(b,g)             4,056,161
                                                            -----------
Total                                                        15,953,487
-----------------------------------------------------------------------

IT SERVICES (1.3%)
Iron Mountain                        523,200(b)              14,571,120
-----------------------------------------------------------------------

MARINE (0.4%)
Kuehne & Nagel Intl                   54,001(c)               4,112,433
-----------------------------------------------------------------------

MEDIA (7.2%)
Comcast Special Cl A               1,375,650(b)              35,010,292
Gannett                               47,100                  2,885,346
Lagardere                            138,500(c)              10,624,270
Liberty Media - Capital Series A      35,275(b,g)             3,805,467
News Corp Cl A                       919,830                 20,723,770
Virgin Media                         206,172                  5,403,768
WPP Group ADR                         45,000(c)               3,263,850
                                                            -----------
Total                                                        81,716,763
-----------------------------------------------------------------------

METALS & MINING (0.5%)
BHP Billiton                         144,200(c)               2,888,501
Rio Tinto                             55,000(c)               2,962,621
                                                            -----------
Total                                                         5,851,122
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

MULTILINE RETAIL (0.3%)
Sears Holdings                        17,100(b)              $3,082,275
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.9%)
Canadian Natural Resources            88,900(c)               4,471,670
China Coal Energy Series H         4,115,100(b,c)             3,839,735
ConocoPhillips                       724,816                 47,417,462
Devon Energy                         362,000                 23,787,020
EOG Resources                        309,600                 20,972,304
Occidental Petroleum                 501,520                 23,160,194
                                                            -----------
Total                                                       123,648,385
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                        136,400                  5,000,424
-----------------------------------------------------------------------

SOFTWARE (2.1%)
Microsoft                            847,400                 23,871,258
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

SPECIALTY RETAIL (1.4%)
Bed Bath & Beyond                    157,400(b)              $6,278,686
CarMax                                62,000(b)               3,267,400
Lowe's Companies                     180,500                  5,877,080
                                                             ----------
Total                                                        15,423,166
-----------------------------------------------------------------------

TOBACCO (4.4%)
Altria Group                         595,600                 50,197,168
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.2%)
China Merchants Holdings Intl      2,248,116(c)               8,755,619
COSCO Pacific                      1,836,200(c)               4,912,014
                                                             ----------
Total                                                        13,667,633
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
SK Telecom ADR                       232,100(c)               5,291,880
Sprint Nextel                        680,800                 13,125,824
                                                             ----------
Total                                                        18,417,704
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

TOTAL COMMON STOCKS
(Cost: $835,404,125)                                     $1,120,193,517
-----------------------------------------------------------------------

MONEY MARKET FUND (4.9%)(e)

                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund  55,624,154(f)             $55,624,154
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $55,624,154)                                         $55,624,154
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $891,028,279)(h)                                  $1,175,817,671
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 14.4% of net assets.

(d)   At Feb. 28, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.6% of net assets. 1.3% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $891,028,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $292,585,000

      Unrealized depreciation                                       (7,795,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $284,790,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


                                                             S-6236-80 G (4/07)

                          PORTFOLIO HOLDINGS
                                 FOR
                     RIVERSOURCE SELECT VALUE FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.6%)

ISSUER                               SHARES                    VALUE(a)

AEROSPACE & DEFENSE (0.3%)
DRS Technologies                      38,000                 $2,013,620
-----------------------------------------------------------------------

AUTO COMPONENTS (1.1%)
American Axle & Mfg Holdings         120,000                  2,943,600
BorgWarner                            43,800                  3,225,432
                                                             ----------
Total                                                         6,169,032
-----------------------------------------------------------------------

BEVERAGES (0.9%)
Molson Coors Brewing Cl B             59,200                  4,998,848
-----------------------------------------------------------------------

CAPITAL MARKETS (2.2%)
AMVESCAP ADR                         287,300(c)               6,857,851
Bear Stearns Companies                20,600                  3,136,144
MCG Capital                          136,300                  2,582,885
                                                             ----------
Total                                                        12,576,880
-----------------------------------------------------------------------

CHEMICALS (2.1%)
Airgas                                64,800                  2,674,296
Albemarle                             56,800                  4,649,080
Celanese Series A                    171,800                  4,910,044
                                                             ----------
Total                                                        12,233,420
-----------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
Comerica                             189,400                 11,437,866
KeyCorp                              192,900                  7,280,046
                                                             ----------
Total                                                        18,717,912
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.0%)
Covanta Holding                      290,500(b)               6,605,970
Knoll                                228,300                  5,285,145
RR Donnelley & Sons                  306,700                 11,096,406
                                                             ----------
Total                                                        22,987,521
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
ARRIS Group                          259,500(b)               3,409,830
Avocent                               83,400(b)               2,654,622
Polycom                               59,300(b)               1,891,670
                                                             ----------
Total                                                         7,956,122
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.7%)
Chicago Bridge & Iron                157,700(c)               4,688,421
URS                                  264,500(b)              10,995,265
                                                             ----------
Total                                                        15,683,686
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

CONTAINERS & PACKAGING (4.6%)
AptarGroup                           188,700                $12,416,460
Ball                                  63,900                  2,958,570
Sonoco Products                      298,700                 11,057,874
                                                            -----------
Total                                                        26,432,904
-----------------------------------------------------------------------

ELECTRIC UTILITIES (7.7%)
American Electric Power              173,700                  7,792,182
Edison Intl                          143,600                  6,737,712
Idacorp                              298,400                 10,396,256
Northeast Utilities                  134,400                  3,905,664
Pinnacle West Capital                223,700                 10,607,854
PPL                                  125,900                  4,786,718
                                                            -----------
Total                                                        44,226,386
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
Cooper Inds Cl A                      26,200                  2,403,588
Regal-Beloit                          93,800                  4,243,512
                                                            -----------
Total                                                         6,647,100
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Flextronics Intl                     730,600(b,c)             7,985,458
Mettler Toledo Intl                   26,100(b,c)             2,253,996
                                                            -----------
Total                                                        10,239,454
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Noble                                 74,300                  5,217,346
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.9%)
Ruddick                              208,000                  5,892,640
Safeway                               54,900                  1,897,893
SUPERVALU                             86,400                  3,193,344
                                                            -----------
Total                                                        10,983,877
-----------------------------------------------------------------------

FOOD PRODUCTS (3.6%)
ConAgra Foods                        131,100                  3,307,653
HJ Heinz                             137,000                  6,284,190
Hormel Foods                         303,500                 11,077,750
                                                            -----------
Total                                                        20,669,593
-----------------------------------------------------------------------

GAS UTILITIES (2.3%)
AGL Resources                        119,000                  4,846,870
Questar                              102,700                  8,641,178
                                                            -----------
Total                                                        13,488,048
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Beckman Coulter                      132,600                 $8,507,616
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
AmerisourceBergen                     99,800                  5,256,466
CIGNA                                 58,300                  8,307,750
McKesson                             102,500                  5,715,400
                                                             ----------
Total                                                        19,279,616
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.5%)
IMS Health                           306,600                  8,854,608
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.3%)
CKE Restaurants                       92,200                  1,781,304
Darden Restaurants                   280,100                 11,472,896
                                                             ----------
Total                                                        13,254,200
-----------------------------------------------------------------------

INSURANCE (8.1%)
Aon                                  102,200                  3,847,830
Lincoln Natl                         201,900                 13,759,485
Old Republic Intl                    489,600                 10,927,872
ProAssurance                          42,500(b)               2,188,750
Safeco                               182,200                 12,156,384
Zenith Natl Insurance                 89,400                  4,304,610
                                                             ----------
Total                                                        47,184,931
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.8%)
Expedia                               80,300(b)               1,707,178
Priceline.com                         53,000(b)               2,777,730
                                                             ----------
Total                                                         4,484,908
-----------------------------------------------------------------------

IT SERVICES (3.2%)
Computer Sciences                    216,100(b)              11,438,173
Electronic Data Systems              141,600                  3,967,632
MPS Group                            212,000(b)               3,035,840
                                                             ----------
Total                                                        18,441,645
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Mattel                               177,100                  4,606,371
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Millipore                             48,400(b)               3,461,568
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

MACHINERY (2.2%)
Eaton                                 76,000                 $6,156,760
Terex                                 31,000(b)               2,041,040
Trinity Inds                         106,000                  4,436,100
                                                             ----------
Total                                                        12,633,900
-----------------------------------------------------------------------

MEDIA (0.7%)
Grupo Televisa ADR                   142,300(c)               3,883,367
-----------------------------------------------------------------------

METALS & MINING (1.1%)
Chaparral Steel                       46,000                  2,292,180
Freeport-McMoRan Copper & Gold Cl B   74,200                  4,259,822
                                                             ----------
Total                                                         6,552,002
-----------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Family Dollar Stores                  77,200                  2,236,484
JC Penney                             17,500                  1,419,425
                                                             ----------
Total                                                         3,655,909
-----------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
NSTAR                                129,200                  4,419,932
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
Chesapeake Energy                    209,200                  6,378,508
CONSOL Energy                         86,100                  3,071,187
Tesoro                                22,100                  2,014,194
Western Refining                      82,000                  2,370,620
Williams Companies                   175,000                  4,719,750
                                                             ----------
Total                                                        18,554,259
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.0%)
Apartment Investment &
  Management Cl A                     94,200                  5,544,612
DiamondRock Hospitality              202,900                  3,670,461
Duke Realty                          259,400                 11,429,164
Health Care REIT                     103,200(d)               4,624,392
KKR Financial                        229,800                  6,349,374
Mid-America Apartment Communities     25,100                  1,386,273
NorthStar Realty Finance             171,600                  2,603,172
Realty Income                        188,000                  5,171,880
Simon Property Group                  52,100                  5,873,754
                                                             ----------
Total                                                        46,653,082
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Jones Lang LaSalle                    48,400                 $5,123,140
-----------------------------------------------------------------------

ROAD & RAIL (1.5%)
Werner Enterprises                   444,500                  8,569,960
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
MEMC Electronic Materials             84,300(b)               4,347,351
Microchip Technology                 168,400                  5,995,040
                                                           ------------
Total                                                        10,342,391
-----------------------------------------------------------------------

SOFTWARE (4.5%)
Cadence Design Systems               808,900(b)              16,129,466
Hyperion Solutions                   134,800(b)               5,774,832
Sybase                               172,400(b)               4,308,276
                                                           ------------
Total                                                        26,212,574
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
OfficeMax                             94,100                  4,883,790
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.3%)
Phillips-Van Heusen                  142,000                  7,787,280
VF                                   138,200                 11,029,742
                                                           ------------
Total                                                        18,817,022
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
PMI Group                             62,600                  2,934,062
Washington Federal                   154,400                  3,671,632
Webster Financial                     91,100                  4,499,429
                                                           ------------
Total                                                        11,105,123
-----------------------------------------------------------------------

TOBACCO (0.9%)
Loews-Carolina Group                  69,300(f)               4,991,679
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
United Rentals                       226,000(b)               6,459,080
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
Rogers Communications Cl B           238,900(c)               7,800,085
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $529,268,246)                                       $569,974,507
-----------------------------------------------------------------------

MONEY MARKET FUND (1.5%)(e)
                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund   8,733,461(g)              $8,733,461
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,733,461)                                           $8,733,461
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $538,001,707)(h)                                    $578,707,968
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 5.8% of net assets.

(d)   At Feb. 28, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $538,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $45,881,000

      Unrealized depreciation                                       (5,175,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $40,706,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007





                                                             S-6240-80 G (4/07)

                              PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE SMALL CAP EQUITY FUND
                               AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.0%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (2.8%)
AerCap Holdings                       26,800(b,c)              $745,040
Armor Holdings                         2,048(b)                 130,437
Ceradyne                              13,842(b)                 714,247
Curtiss-Wright                        47,200                  1,651,056
HEICO                                 10,600                    389,550
HEICO Cl A                             3,800                    121,486
Hexcel                               136,800(b)               2,470,609
Orbital Sciences                      32,900(b)                 651,091
Teledyne Technologies                 47,965(b)               1,825,068
United Industrial                      6,901                    372,309
                                                         --------------
Total                                                         9,070,893
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
EGL                                    4,972(b)                 175,065
Forward Air                            5,007                    163,328
Hub Group Cl A                         4,778(b)                 151,319
                                                         --------------
Total                                                           489,712
-----------------------------------------------------------------------

AIRLINES (0.6%)
AirTran Holdings                     159,800(b)               1,665,116
Frontier Airlines Holdings             7,101(b)                  47,648
Mesa Air Group                         5,925(b)                  45,089
SkyWest                               11,126                    284,269
                                                         --------------
Total                                                         2,042,122
-----------------------------------------------------------------------

AUTO COMPONENTS (1.2%)
ArvinMeritor                          26,799                    489,350
Shiloh Inds                            3,842                     45,566
Tenneco                               66,800(b)               1,623,240
TRW Automotive Holdings               55,500(b)               1,690,530
                                                         --------------
Total                                                         3,848,686
-----------------------------------------------------------------------

BEVERAGES (0.2%)
Coca-Cola Bottling Company Consolidated  338                     19,783
Jones Soda                            38,900(b)                 478,859
                                                         --------------
Total                                                           498,642
-----------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Alkermes                              76,000(b)               1,246,401
Amylin Pharmaceuticals                29,762(b)               1,158,039
Cephalon                                 379(b)                  26,939
Human Genome Sciences                 82,600(b)                 908,600
ImClone Systems                       21,746(b)                 626,502

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

BIOTECHNOLOGY (CONT.)
Incyte                               147,001(b)                $942,276
Savient Pharmaceuticals               46,131(b)                 624,614
Trimeris                               3,348(b)                  38,268
United Therapeutics                    5,006(b)                 281,337
ZymoGenetics                          35,700(b,d)               535,500
                                                         --------------
Total                                                         6,388,476
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
American Woodmark                     16,157                    642,079
NCI Building Systems                  18,500(b)               1,033,040
PW Eagle                              20,392                    677,422
                                                         --------------
Total                                                         2,352,541
-----------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Calamos Asset Management Cl A          1,416                     36,844
Investors Financial Services          33,800                  1,978,653
Lazard Cl A                            2,101(c)                 108,180
optionsXpress Holdings                63,700                  1,478,477
SWS Group                             38,154                  1,005,739
                                                         --------------
Total                                                         4,607,893
-----------------------------------------------------------------------

CHEMICALS (3.3%)
Celanese Series A                     39,030                  1,115,477
CF Inds Holdings                      27,400                  1,059,284
Cytec Inds                            26,400                  1,552,848
Ferro                                 86,700                  1,838,041
HB Fuller                              3,159                     78,880
Hercules                              78,400(b)               1,580,544
Minerals Technologies                 26,700                  1,652,463
OM Group                              25,557(b)               1,294,973
Pioneer Companies                      7,508(b)                 232,748
Sensient Technologies                 12,728                    311,709
                                                         --------------
Total                                                        10,716,967
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
Amcore Financial                         622                     20,346
BancFirst                              3,666                    172,339
Bank of Hawaii                        19,795                  1,023,797
Banner                                   491                     20,480
Center Financial                       2,841                     61,337
City Holding                           5,070                    199,454
City Natl                             10,001                    721,872

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (CONT.)
Commerce Bancshares                    6,649                   $328,793
Community Trust Bancorp                1,061                     37,878
Cullen/Frost Bankers                   1,691                     91,449
F.N.B.                                 1,476                     25,328
Financial Institutions                 2,655                     56,844
First Citizens BancShares Cl A         1,018                    213,291
First Community Bancorp               22,100                  1,199,587
First Regional Bancorp                 2,796(b)                  87,962
Hancock Holding                        1,230                     54,821
Intervest Bancshares                   4,525(b)                 127,107
Pacific Capital Bancorp               11,641                    366,692
Park Natl                                217                     20,240
Preferred Bank                         1,224                     50,466
PrivateBancorp                        20,000                    732,400
Taylor Capital Group                     562                     20,552
Trustmark                              2,827                     80,852
Whitney Holding                        3,533                    112,067
                                                         --------------
Total                                                         5,825,954
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.7%)
AMREP                                  7,859(d)                 710,375
Bowne & Co                            82,100                  1,275,013
Clean Harbors                          2,596(b)                 131,124
CompX Intl                               721                     11,767
Consolidated Graphics                  6,397(b)                 455,850
Dun & Bradstreet                         856(b)                  75,568
First Consulting Group                 4,945(b)                  59,736
GEO Group                                  1(b)                      23
John H Harland                        26,682                  1,347,441
Kenexa                                24,310(b)                 819,004
Kforce                                54,100(b)                 735,760
M&F Worldwide                          5,392(b)                 208,940
Standard Parking                       3,084(b)                 104,825
Viad                                   4,317                    160,938
Volt Information Sciences             33,233(b)               1,136,236
Waste Connections                     14,600(b)                 645,612
Watson Wyatt Worldwide Cl A           18,128                    871,413
                                                         --------------
Total                                                         8,749,625
-----------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (2.8%)
ADC Telecommunications                70,900(b)              $1,164,178
Bel Fuse Cl B                            648                     20,600
C-COR                                  9,014(b)                 123,041
CommScope                             19,400(b)                 746,318
Comtech Telecommunications            36,500(b)               1,253,775
Foundry Networks                      78,000(b)               1,138,800
InterDigital Communications           20,824(b)                 723,009
Polycom                               64,891(b)               2,070,023
Sonus Networks                        99,600(b)                 765,924
SpectraLink                           74,400(b)                 869,736
                                                         --------------
Total                                                         8,875,404
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Brocade Communications Systems        43,170(b)                 388,962
Cray                                   6,647(b)                  88,870
Electronics for Imaging               78,600(b)               1,793,652
Imation                                3,797                    157,993
Komag                                 45,500(b)               1,546,545
Stratasys                             51,800(b)               1,900,024
                                                         --------------
Total                                                         5,876,046
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.8%)
Chicago Bridge & Iron                 40,428(c)               1,201,924
EMCOR Group                           18,920(b)               1,136,335
Foster Wheeler                        29,078(b)               1,607,432
Perini                                11,958(b)                 433,956
Washington Group Intl                 22,500(b)               1,318,950
                                                         --------------
Total                                                         5,698,597
-----------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Advanta Cl B                          35,800                  1,495,366
Rewards Network                       16,238(b)                  87,036
World Acceptance                       3,851(b)                 157,891
                                                         --------------
Total                                                         1,740,293
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Greif Cl A                               194                     22,781
Rock-Tenn Cl A                        25,883                    840,421
                                                         --------------
Total                                                           863,202
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.2%)
Coinstar                               6,546(b)                 193,172
CPI                                    8,982                    449,100
Jackson Hewitt Tax Service            35,400                  1,141,650
Strayer Education                     14,737                  1,737,346
Vertrue                                4,763(b)                 232,339
                                                         --------------
Total                                                         3,753,607
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
NASDAQ Stock Market                   35,371(b)               1,058,654
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Arbinet-thexchange                     1,392(b)                   8,700
Atlantic Tele-Network                    710                     20,022
CenturyTel                            11,605                    519,324
Cincinnati Bell                       34,760(b)                 158,853
CT Communications                     27,928                    658,263
General Communication Cl A            96,951(b)               1,437,783
NeuStar Cl A                          38,500(b)               1,232,000
                                                         --------------
Total                                                         4,034,945
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRIC UTILITIES (0.7%)
Allete                                 1,249                    $58,491
El Paso Electric                      47,400(b)               1,115,796
Unisource Energy                      24,456                    927,127
                                                         --------------
Total                                                         2,101,414
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
EnerSys                               36,800(b)                 631,120
General Cable                          9,011(b)                 450,099
Genlyte Group                         23,493(b)               1,630,180
II-VI                                  3,548(b)                 109,704
                                                         --------------
Total                                                         2,821,103
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
Agilysys                               1,044                     21,924
AVX                                      259                      3,958
Benchmark Electronics                 36,600(b)                 786,168
Brightpoint                           46,200(b)                 557,634
Dolby Laboratories Cl A               10,110(b)                 323,520
FARO Technologies                     20,800(b)                 561,392
Global Imaging Systems                 5,625(b)                 112,894
Ingram Micro Cl A                     97,700(b)               1,898,310
Littelfuse                            14,109(b)                 519,634
LoJack                                17,900(b)                 340,816
Measurement Specialties               81,900(b)               1,888,614
Merix                                  4,156(b)                  37,279
Mettler Toledo Intl                   14,911(b,c)             1,287,714
Newport                                1,342(b)                  23,968
Planar Systems                        14,912(b)                 133,313
RadiSys                               77,200(b)               1,213,584
ScanSource                            57,600(b)               1,593,216
SMART Modular Technologies WWH       111,100(b)               1,205,435
SYNNEX                                 6,445(b)                 121,811
Tech Data                             26,627(b)                 992,655
Tessco Technologies                   10,795(b)                 290,170
TTM Technologies                      10,997(b)                 124,706
X-Rite                                77,500                    915,275
                                                         --------------
Total                                                        14,953,990
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Bristow Group                          3,869(b)                 141,799
Core Laboratories                      7,300(b,c)               575,824
Grey Wolf                            283,585(b)               1,897,183
Input/Output                           6,787(b)                  92,100
Matrix Service                        10,649(b)                 190,937
SEACOR Holdings                        4,377(b)                 423,694
TETRA Technologies                    37,250(b)                 828,067
Trico Marine Services                 21,626(b)                 788,051
                                                         --------------
Total                                                         4,937,655
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Spartan Stores                        15,801                    372,746
-----------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
American Dairy                         1,066(b)                  21,416
Corn Products Intl                    24,864                    794,902
Delta & Pine Land                      6,581                    269,426
Imperial Sugar                         9,779                    301,878
J&J Snack Foods                       55,700                  2,210,733
Ralcorp Holdings                       5,212(b)                 302,400
Seaboard                                 493                  1,059,950
                                                         --------------
Total                                                         4,960,705
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

GAS UTILITIES (1.2%)
Energen                               35,708                 $1,731,124
Nicor                                  1,319                     61,386
UGI                                   82,430                  2,152,247
                                                         --------------
Total                                                         3,944,757
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Arrow Intl                            40,200                  1,341,474
Cholestech                             5,629(b)                  92,034
Conmed                                 2,583(b)                  70,671
Cytyc                                    721(b)                  21,846
Dade Behring Holdings                 20,756                    850,166
Edwards Lifesciences                   4,209(b)                 212,428
HealthTronics                          6,953(b)                  42,900
IDEXX Laboratories                     2,850(b)                 245,613
Kensey Nash                           72,749(b)               2,084,985
Kinetic Concepts                       6,071(b)                 298,390
Kyphon                                37,400(b)               1,687,114
Mentor                                34,500                  1,656,345
Nutraceutical Intl                    10,384(b)                 173,413
Symmetry Medical                      68,500(b)               1,021,335
West Pharmaceutical Services          26,252                  1,188,166
ZOLL Medical                          14,954(b)                 415,871
                                                         --------------
Total                                                        11,402,751
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.8%)
Advocat                                1,111(b)                  19,387
Alliance Imaging                       8,228(b)                  59,159
Amedisys                              88,500(b,d)             2,830,229
AMERIGROUP                            40,494(b)               1,339,542
Apria Healthcare Group                36,064(b)               1,148,638
Community Health Systems              33,300(b)               1,240,425
HealthExtras                           9,500(b)                 251,750
HealthSpring                           2,506(b)                  52,952
LCA-Vision                            63,600(d)               2,772,960
Magellan Health Services              24,300(b)               1,015,983
Manor Care                            21,100                  1,130,538
Matria Healthcare                     40,104(b)               1,017,438
Molina Healthcare                      3,239(b)                 100,927
Option Care                          111,252                  1,477,427
PSS World Medical                     10,684(b)                 221,586
United Surgical Partners Intl         67,800(b)               2,070,612
WellCare Health Plans                 22,906(b)               1,880,812
                                                         --------------
Total                                                        18,630,365
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.3%)
AFC Enterprises                        3,720(b)                  63,947
Buffalo Wild Wings                     3,783(b)                 208,065
CEC Entertainment                      2,842(b)                 121,183
Choice Hotels Intl                     3,773                    141,450
Churchill Downs                       24,015                  1,053,298
Denny's                              287,000(b)               1,360,380
Interstate Hotels & Resorts           67,801(b)                 461,047
Intl Speedway Cl A                       801                     42,613
Jack in the Box                       23,254(b)               1,589,177
Papa John's Intl                      20,689(b)                 610,946
PF Chang's China Bistro               22,700(b)                 991,763
Progressive Gaming Intl                1,100(b)                   8,855
RARE Hospitality Intl                 25,396(b)                 783,721
                                                         --------------
Total                                                         7,436,445
-----------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOUSEHOLD DURABLES (0.6%)
Avatar Holdings                        1,205(b)                 $86,832
Helen of Troy                          1,986(b,c)                45,996
Snap-On                                7,028                    352,103
Universal Electronics                 54,139(b)               1,414,111
                                                         --------------
Total                                                         1,899,042
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
McDermott Intl                        28,524(b)               1,374,857
Teleflex                              16,522                  1,105,652
Walter Inds                              841                     20,966
                                                         --------------
Total                                                         2,501,475
-----------------------------------------------------------------------

INSURANCE (7.4%)
American Financial Group              21,274                    744,590
American Safety Insurance Holdings     2,346(b,c)                42,697
Argonaut Group                         6,316(b)                 222,386
Aspen Insurance Holdings              81,384(c)               2,156,676
eHealth                               10,420(b)                 260,708
Endurance Specialty Holdings          28,230(c)               1,001,036
First Acceptance                      27,200(b)                 277,712
FPIC Insurance Group                  33,100(b)               1,465,006
HCC Insurance Holdings                59,857                  1,876,517
Hilb Rogal & Hobbs                    69,100                  3,130,230
James River Group                      2,785(b)                  78,704
Navigators Group                       1,379(b)                  68,536
Odyssey Re Holdings                    3,920                    152,723
Ohio Casualty                         81,900                  2,442,258
Philadelphia Consolidated Holding     10,733(b)                 492,752
Platinum Underwriters Holdings        39,600(c)               1,265,220
ProAssurance                          27,900(b)               1,436,850
ProCentury                             2,205                     44,431
Protective Life                        8,432                    374,465
Reinsurance Group of America          23,600                  1,347,088
Safety Insurance Group                 7,603                    322,899
Selective Insurance Group              9,188                    224,555
StanCorp Financial Group              25,300                  1,219,460
United America Indemnity Series A     43,567(b,c)             1,029,053
USI Holdings                         128,400(b)               2,141,712
                                                         --------------
Total                                                        23,818,264
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
PetMed Express                        22,000(b)                 278,300
Priceline.com                         20,572(b)               1,078,179
                                                         --------------
Total                                                         1,356,479
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
iBasis                                 2,628(b)                  26,543
S1                                   192,300(b)                 996,114
Websense                              82,900(b)               1,886,804
                                                         --------------
Total                                                         2,909,461
-----------------------------------------------------------------------

IT SERVICES (2.9%)
Acxiom                                47,513                  1,014,878
BISYS Group                           99,900(b)               1,312,686
CACI Intl Cl A                        30,600(b)               1,422,900
Convergys                             33,885(b)                 871,522
Global Payments                        6,800                    261,596

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

IT SERVICES (CONT.)
Infocrossing                           1,448(b)                 $22,632
Lionbridge Technologies              120,100(b)                 644,937
Sapient                              208,800(b)               1,302,912
SRA Intl Cl A                         16,400(b)                 388,680
Sykes Enterprises                      6,685(b)                 107,227
TALX                                  55,700                  1,895,472
                                                         --------------
Total                                                         9,245,442
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
JAKKS Pacific                         16,238(b)                 397,993
Steinway Musical Instruments           5,015                    160,731
                                                         --------------
Total                                                           558,724
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.5%)
Bio-Rad Laboratories Cl A              2,963(b)                 210,136
Bruker BioSciences                     6,628(b)                  59,718
Exelixis                              59,900(b)                 603,193
ICON ADR                              34,600(b,c)             1,437,631
PerkinElmer                           58,500                  1,386,450
Techne                                12,416(b)                 699,269
Varian                                 1,566(b)                  85,237
Ventana Medical Systems                6,000(b)                 241,500
                                                         --------------
Total                                                         4,723,134
-----------------------------------------------------------------------

MACHINERY (3.3%)
Accuride                              14,037(b)                 188,096
Actuant Cl A                          49,300                  2,573,460
Bucyrus Intl Cl A                     26,200                  1,334,890
Clarcor                               43,300                  1,341,867
Cummins                               13,422                  1,807,675
EnPro Inds                            10,300(b)                 391,297
Flow Intl                             43,700(b)                 529,644
Graco                                 44,400                  1,798,644
Lydall                                 1,579(b)                  22,595
Middleby                                 454(b)                  50,067
RBC Bearings                             973(b)                  31,749
Robbins & Myers                        3,570                    139,837
Wabash Natl                           22,000                    354,420
                                                         --------------
Total                                                        10,564,241
-----------------------------------------------------------------------

MARINE (0.1%)
Kirby                                  9,168(b)                 334,999
-----------------------------------------------------------------------

MEDIA (3.7%)
Catalina Marketing                    47,900                  1,499,270
Charter Communications Cl A          666,000(b)               2,004,661
DreamWorks Animation SKG Cl A         61,700(b)               1,654,177
Entravision Communications Cl A      192,300(b)               1,736,469
Harris Interactive                   213,800(b)               1,212,246
Lions Gate Entertainment               7,009(b,c)                77,239
LodgeNet Entertainment                60,027(b)               1,534,290
Marvel Entertainment                   2,813(b)                  78,173
Meredith                               1,903                    111,268
New Frontier Media                     4,596                     41,686
Sinclair Broadcast Group Cl A         27,619                    394,676
TiVo                                 242,182(b,d)             1,421,608
Warner Music Group                    13,498                    269,150
                                                         --------------
Total                                                        12,034,913
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

METALS & MINING (2.6%)
Carpenter Technology                  18,300                 $2,169,465
Claymont Steel Holdings                7,200(b)                 139,176
Cleveland-Cliffs                      29,388                  1,657,483
Commercial Metals                     45,500                  1,253,070
Metal Management                      14,796                    592,432
Novamerican Steel                      2,624(b,c)               109,814
Reliance Steel & Aluminum             24,600                  1,123,236
Steel Dynamics                        39,427                  1,487,975
                                                         --------------
Total                                                         8,532,651
-----------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Big Lots                              44,993(b)               1,126,175
Dollar Tree Stores                    11,681(b)                 398,439
                                                         --------------
Total                                                         1,524,614
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.5%)
Comstock Resources                    66,200(b)               1,777,470
EXCO Resources                       128,700(b)               2,241,954
Foundation Coal Holdings              34,500                  1,135,740
Frontier Oil                          33,067                    977,130
Harvest Natural Resources             64,234(b)                 607,011
Holly                                  2,726                    151,211
MarkWest Hydrocarbon                   3,733                    233,910
OPTI Canada                           75,500(b,c)             1,267,855
Tesoro                                 8,622                    785,809
UrAsia Energy                        111,800(b,c)               710,251
Whiting Petroleum                     33,400(b)               1,292,914
                                                         --------------
Total                                                        11,181,255
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Buckeye Technologies                   2,494(b)                  31,724
-----------------------------------------------------------------------

PERSONAL PRODUCTS (1.4%)
NBTY                                  33,826(b)               1,646,650
Nu Skin Enterprises Cl A              81,300                  1,379,661
USANA Health Sciences                 28,014(b)               1,626,773
                                                         --------------
Total                                                         4,653,084
-----------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Axcan Pharma                           1,559(b,c)                24,819
Biovail                                5,306(c)                 110,153
King Pharmaceuticals                  47,352(b)                 883,115
Medicines                             40,500(b)               1,092,285
Pain Therapeutics                     12,869(b)                 101,536
POZEN                                 24,588(b)                 386,769
                                                         --------------
Total                                                         2,598,677
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.5%)
Capital Trust Cl A                     8,835                    406,410
Cousins Properties                    27,263                    936,211
Equity Lifestyle Properties            2,092                    117,675
Mission West Properties                2,343                     34,020
NorthStar Realty Finance              52,906                    802,584
Redwood Trust                         14,300                    772,200
Saul Centers                           1,887                    108,125
Taubman Centers                       26,023                  1,547,589
                                                         --------------
Total                                                         4,724,814
-----------------------------------------------------------------------

ROAD & RAIL (1.7%)
Arkansas Best                          4,003                    157,998
Celadon Group                          5,600(b)                 100,296
Con-way                               26,900                  1,320,790
Heartland Express                     10,626                    175,435
JB Hunt Transport Services            46,800                  1,243,008

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ROAD & RAIL (CONT.)
Kansas City Southern                  13,610(b)                $436,064
Knight Transportation                  9,083                    169,670
Landstar System                       10,143                    453,291
Old Dominion Freight Line              4,147(b)                 129,013
Saia                                     300(b)                   8,172
YRC Worldwide                         32,000(b)               1,391,361
                                                         --------------
Total                                                         5,585,098
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Advanced Energy Inds                   9,299(b)                 187,282
Amkor Technology                      91,215(b)               1,051,709
Cypress Semiconductor                 62,400(b)               1,185,600
Intevac                               22,082(b)                 602,176
MKS Instruments                       26,412(b)                 637,057
ON Semiconductor                     257,569(b)               2,529,328
Power Integrations                    67,600(b)               1,752,530
Semtech                               88,100(b)               1,262,473
Trident Microsystems                  63,100(b)               1,395,141
Varian Semiconductor Equipment
  Associates                           6,818(b)                 325,832
Verigy                                73,700(b,c)             1,731,213
                                                         --------------
Total                                                        12,660,341
-----------------------------------------------------------------------

SOFTWARE (2.1%)
Ansoft                                 4,374(b)                 135,550
Captaris                              19,822(b)                 123,095
Epicor Software                       93,900(b)               1,263,894
MicroStrategy Cl A                     6,514(b)                 821,220
Opsware                              116,000(b)                 856,080
Red Hat                              119,400(b)               2,680,530
Sybase                                41,001(b)               1,024,615
                                                         --------------
Total                                                         6,904,984
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SPECIALTY RETAIL (3.5%)
Borders Group                         67,400                 $1,441,012
Brown Shoe                            23,293                  1,194,931
Dress Barn                            34,730(b)                 730,025
DSW Cl A                               6,785(b)                 271,739
Group 1 Automotive                    25,428                  1,176,554
Gymboree                              12,959(b)                 488,425
Mothers Work                           9,788(b)                 338,371
Payless ShoeSource                    12,298(b)                 380,008
Select Comfort                       172,850(b,d)             3,202,910
United Auto Group                     54,800                  1,203,408
Urban Outfitters                      37,100(b)                 920,822
                                                         --------------
Total                                                        11,348,205
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Deckers Outdoor                        1,831(b)                 119,381
Kellwood                              17,903                    564,482
Maidenform Brands                     17,933(b)                 328,353
Perry Ellis Intl                       5,970(b)                 182,384
Skechers USA Cl A                     46,900(b)               1,637,748
Stride Rite                           38,400                    620,160
                                                         --------------
Total                                                         3,452,508
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
BankUnited Financial Cl A              8,603                    210,085
Brookline Bancorp                     78,008                    995,382
Charter Financial                        428                     20,758
City Bank                              1,884                     59,101
Corus Bankshares                      50,699(d)                 940,973
Delta Financial                       15,706                    148,579
Downey Financial                       9,311                    610,243
FirstFed Financial                    16,158(b)                 924,238
ITLA Capital                             456                     23,539
Ocwen Financial                       49,014(b)                 570,033
                                                         --------------
Total                                                         4,502,931
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

TOBACCO (0.5%)
Loews-Carolina Group                  20,339(f)              $1,465,018
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.7%)
Beacon Roofing Supply                172,086(b)               2,861,790
GATX                                  27,300                  1,260,168
Rush Enterprises Cl A                 44,500(b)                 826,365
United Rentals                         9,300(b)                 265,794
Watsco                                43,400                  2,186,058
Williams Scotsman Intl                63,773(b)               1,298,418
                                                         --------------
Total                                                         8,698,593
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $271,210,873)                                       $315,864,861
-----------------------------------------------------------------------

MONEY MARKET FUND (5.4%)(e)           SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                       17,442,397(g)             $17,442,397
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $17,442,397)                                         $17,442,397
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $288,653,270)(h)                                    $333,307,258
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 4.6% of net assets.

(d) At Feb. 28, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.2% of net assets. 2.2% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $288,653,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                         $50,486,000
    Unrealized depreciation                                          (5,832,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                     $44,654,000
    ----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

                                                            S-6237-80 G (4/07)

                          PORTFOLIO HOLDINGS
                                 FOR
                   RIVERSOURCE SMALL CAP VALUE FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (91.0%)

ISSUER                               SHARES                    VALUE(a)

AEROSPACE & DEFENSE (0.8%)
Ceradyne                              10,400(b)                $536,640
Hexcel                               300,000(b,d)             5,418,000
Orbital Sciences                     113,900(b)               2,254,081
                                                             ----------
Total                                                         8,208,721
-----------------------------------------------------------------------

AIRLINES (2.5%)
Air France-KLM ADR                   286,770(c)              12,399,935
Alaska Air Group                     249,200(b)              10,217,200
ExpressJet Holdings                   50,000(b)                 361,500
SkyWest                               57,400                  1,466,570
                                                             ----------
Total                                                        24,445,205
-----------------------------------------------------------------------

AUTO COMPONENTS (4.4%)
Aftermarket Technology               228,500(b)               5,113,830
American Axle & Mfg Holdings         379,800                  9,316,494
BorgWarner                            57,200                  4,212,208
Lear                                 301,700                 11,138,764
Modine Mfg                            31,200                    769,704
Superior Inds Intl                   337,100(d)               7,230,795
Visteon                              569,000(b)               4,853,570
                                                             ----------
Total                                                        42,635,365
-----------------------------------------------------------------------

AUTOMOBILES (0.6%)
Thor Inds                             76,900                  3,217,496
Winnebago Inds                        90,900(d)               2,956,068
                                                             ----------
Total                                                         6,173,564
-----------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                      36,800(b)               1,206,672
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.4%)
Applera - Celera Group               114,000(b,g)             1,585,740
BioMarin Pharmaceutical               97,400(b)               1,658,722
Savient Pharmaceuticals               50,900(b)                 689,186
                                                             ----------
Total                                                         3,933,648
-----------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Knight Capital Group Cl A            134,800(b)               2,131,188
-----------------------------------------------------------------------

CHEMICALS (2.3%)
Georgia Gulf                          23,900                    458,402
Landec                               300,000(b)               4,014,000
Olin                                  24,800                    429,040
OM Group                              20,000(b)               1,013,400

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

CHEMICALS (CONT.)
PolyOne                            1,005,300(b)              $6,745,563
RPM Intl                             236,000                  5,522,400
Sensient Technologies                 90,300                  2,211,447
Spartech                              66,500                  1,760,920
                                                             ----------
Total                                                        22,155,172
-----------------------------------------------------------------------

COMMERCIAL BANKS (6.2%)
1st Source                             5,600                    147,336
Bank of Hawaii                        88,700                  4,587,564
Boston Private Financial Holdings    204,800                  5,908,481
Cathay General Bancorp               157,000                  5,327,010
Centennial Bank Holdings              38,000(b)                 323,380
Chemical Financial                    16,000                    464,000
Citizens Banking                      79,906                  1,813,866
City Holding                          23,100                    908,754
Community Bank System                 36,300                    776,457
Cullen/Frost Bankers                  58,202                  3,147,564
CVB Financial                        450,000                  5,521,500
First BanCorp                        101,600(c)               1,213,104
First Community Bancorp               33,200                  1,802,096
First Regional Bancorp                 6,400(b)                 201,344
Hancock Holding                       11,500                    512,555
Hanmi Financial                       27,200                    531,216
Harleysville Natl                     18,000                    324,180
Independent Bank                      40,186                    896,952
Macatawa Bank                         10,400                    195,104
Mercantile Bank                       15,545                    527,908
Nara Bancorp                          10,800                    199,908
Natl Penn Bancshares                  46,660                    870,209
Pacific Capital Bancorp               63,700                  2,006,550
Park Natl                              3,500                    326,445
Preferred Bank                         9,750                    401,993
Prosperity Bancshares                145,507                  5,059,278
S.Y. Bancorp                           5,900                    152,338
Security Bank                         10,700                    219,671
Sterling Bancshares                   78,450                    906,882
Sterling Financial                    26,200                    861,718
Superior Bancorp                     326,200(b)               3,588,200
Susquehanna Bancshares                80,700                  1,957,782
UCBH Holdings                         25,200                    480,312
Umpqua Holdings                       66,400                  1,793,464
United Community Banks                31,100                  1,016,037

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

COMMERCIAL BANKS (CONT.)
W Holding                            898,000(c)              $4,795,320
                                                             ----------
Total                                                        59,766,478
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.8%)
ADESA                                130,780                  3,596,450
Brady Cl A                           170,200                  5,572,348
CBIZ                                  81,800(b)                 557,876
Ennis                                 55,700                  1,437,060
FTI Consulting                        65,000(b)               2,182,050
G&K Services Cl A                     51,000                  1,917,090
IKON Office Solutions                158,800                  2,220,024
John H Harland                        30,300                  1,530,150
Navigant Consulting                  282,200(b)               5,466,214
Pike Electric                        275,200(b)               4,931,584
Schawk                               178,600                  3,134,430
School Specialty                     150,000(b)               5,596,500
Spherion                             151,900(b)               1,347,353
United Stationers                    102,000(b)               5,610,000
Viad                                  50,300                  1,875,184
                                                             ----------
Total                                                        46,974,313
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
3Com                               2,546,000(b)               9,853,020
Anaren                               102,500(b)               1,708,675
ARRIS Group                           57,300(b)                 752,922
CommScope                             27,000(b)               1,038,690
Oplink Communications                 45,100(b)                 743,699
UTStarcom                            113,400(b,d)             1,047,816
                                                             ----------
Total                                                        15,144,822
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Avid Technology                      182,000(b,d)             6,078,800
Brocade Communications Systems       150,100(b)               1,352,401
Diebold                              166,800                  7,901,316
Hutchinson Technology                168,400(b)               3,809,208
                                                             ----------
Total                                                        19,141,725
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Comfort Systems USA                   40,200                    547,122
EMCOR Group                            4,500(b)                 270,270
Insituform Technologies Cl A         268,900(b)               6,813,926
Perini                                 9,800(b)                 355,642
                                                             ----------
Total                                                         7,986,960
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

CONSUMER FINANCE (0.2%)
Advanta Cl B                          40,200                 $1,679,154
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Myers Inds                            36,700                    625,001
-----------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Audiovox Cl A                         62,200(b)                 939,220
Building Materials Holding            24,700                    513,513
                                                             ----------
Total                                                         1,452,733
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Corinthian Colleges                  400,000(b)               5,580,000
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                     68,100                  1,844,829
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Alaska Communications Systems Group   53,200                    778,316
CT Communications                     84,700                  1,996,379
General Communication Cl A           426,100(b)               6,319,063
                                                             ----------
Total                                                         9,093,758
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Cleco                                 92,900                  2,433,980
ITC Holdings                         142,600                  6,261,566
MGE Energy                            34,700                  1,159,327
Unisource Energy                      28,000                  1,061,480
                                                             ----------
Total                                                        10,916,353
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
AMETEK                               117,200                  4,008,240
Belden CDT                             6,500                    301,405
GrafTech Intl                         36,800(b)                 290,720
Regal-Beloit                         206,900                  9,360,156
Roper Inds                            93,000                  4,940,160
Thomas & Betts                        16,600(b)                 843,612
                                                             ----------
Total                                                        19,744,293
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.9%)
Anixter Intl                          10,600(b)                 657,200
Benchmark Electronics                212,400(b)               4,562,352
Coherent                             128,000(b)               3,847,680
CTS                                   35,900                    486,445
Insight Enterprises                   52,800(b)               1,020,096
Littelfuse                           202,500(b)               7,458,075
LoJack                                67,416(b)               1,283,601
Mercury Computer Systems             248,700(b)               3,163,464
Newport                               73,400(b)               1,310,924
Plexus                               583,241(b)               9,565,152
ScanSource                            39,300(b)               1,087,038
SYNNEX                                33,000(b)                 623,700
Tech Data                            150,000(b)               5,592,000
Technitrol                            43,800                    963,162
Vishay Intertechnology               438,900(b)               6,254,325
                                                             ----------
Total                                                        47,875,214
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Input/Output                          52,500(b)                 712,425
Oceaneering Intl                     140,000(b)               5,521,600
Oil States Intl                       63,400(b)               1,860,790
SEACOR Holdings                        3,400(b)                 329,120
Trico Marine Services                 30,500(b)               1,111,420
                                                             ----------
Total                                                         9,535,355
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

FOOD & STAPLES RETAILING (0.7%)
Ingles Markets Cl A                   12,600                   $481,068
Longs Drug Stores                     40,100                  1,847,006
Performance Food Group               125,800(b)               3,707,326
Topps                                 76,900                    704,404
                                                             ----------
Total                                                         6,739,804
-----------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Fresh Del Monte Produce              139,500(c)               2,478,915
Imperial Sugar                        50,600(d)               1,562,022
J&J Snack Foods                      132,389                  5,254,519
                                                             ----------
Total                                                         9,295,456
-----------------------------------------------------------------------

GAS UTILITIES (1.0%)
Laclede Group                         52,500                  1,638,000
New Jersey Resources                 157,300                  7,769,047
Nicor                                  8,400                    390,936
                                                             ----------
Total                                                         9,797,983
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Advanced Medical Optics              185,000(b)               7,129,900
Cooper Companies                     126,000                  5,782,140
ICU Medical                           22,600(b)                 882,756
Merit Medical Systems                 16,500(b)                 232,155
                                                             ----------
Total                                                        14,026,951
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
AMERIGROUP                            48,200(b)               1,594,456
AmSurg                                21,500(b)                 495,575
Chemed                               131,000                  6,063,990
Genesis HealthCare                   160,936(b)              10,147,015
Molina Healthcare                     29,300(b)                 912,988
Option Care                           23,286(d)                 309,238
United Surgical Partners Intl        190,000(b)               5,802,600
                                                             ----------
Total                                                        25,325,862
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Jack in the Box                       35,900(b)               2,453,406
Lodgian                              516,248(b)               6,907,398
Pinnacle Entertainment                44,600(b)               1,442,364
Ruby Tuesday                          66,600                  1,951,380
                                                             ----------
Total                                                        12,754,548
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
American Greetings Cl A               60,300                  1,412,226
Avatar Holdings                       22,100(b,d)             1,592,526
Champion Enterprises                 598,400(b)               4,745,312
Helen of Troy                        198,600(b,c)             4,599,576
                                                             ----------
Total                                                        12,349,640
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Dynegy Cl A                          852,000(b)               6,994,920
-----------------------------------------------------------------------

INSURANCE (4.1%)
21st Century Insurance Group         153,400                  3,247,478
American Natl Insurance               27,300                  3,473,925
American Physicians Capital           49,050(b)               1,818,774
Commerce Group                        68,800                  1,972,496
Infinity Property & Casualty         119,519                  5,519,387
Odyssey Re Holdings                   46,700                  1,819,432
Ohio Casualty                         80,700                  2,406,474
Phoenix Companies                    145,400                  2,076,312
Presidential Life                     11,400                    232,788
Quanta Capital Holdings            1,317,600(b,c)             2,911,896
Safety Insurance Group                12,900                    547,863

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

INSURANCE (CONT.)
Selective Insurance Group            195,800                 $4,785,352
StanCorp Financial Group             100,834                  4,860,199
Stewart Information Services          97,800                  3,970,680
                                                             ----------
Total                                                        39,643,056
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                             57,000(b)               1,103,520
Systemax                              36,600(b,d)               971,730
                                                             ----------
Total                                                         2,075,250
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
Interwoven                            55,400(b)                 843,188
RealNetworks                         154,900(b)               1,263,984
Vignette                             111,100(b)               1,982,024
                                                             ----------
Total                                                         4,089,196
-----------------------------------------------------------------------

IT SERVICES (2.7%)
CACI Intl Cl A                       103,000(b)               4,789,500
Ciber                                 60,200(b)                 423,206
Forrester Research                    16,900(b)                 453,427
Gartner                              215,000(b)               4,549,400
MAXIMUS                              201,300                  6,067,182
MPS Group                            121,300(b)               1,737,016
StarTek                               28,400                    290,532
Sykes Enterprises                    101,400(b)               1,626,456
Unisys                               695,000(b)               5,900,550
                                                             ----------
Total                                                        25,837,269
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.8%)
Arctic Cat                            39,000                    724,230
Brunswick                            156,400                  5,106,460
Head                                 755,200(b,c)             2,862,208
K2                                   326,500(b)               3,820,050
MarineMax                             30,600(b)                 697,680
RC2                                  102,900(b)               4,066,608
                                                             ----------
Total                                                        17,277,236
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
Albany Molecular Research             22,600(b)                 213,796
Molecular Devices                      6,300(b)                 222,327
                                                             ----------
Total                                                           436,123
-----------------------------------------------------------------------

MACHINERY (4.6%)
Flowserve                            121,200(b)               6,292,704
FreightCar America                    14,700                    728,238
Harsco                               150,500                 12,912,900
Kaydon                               200,300                  8,687,011
Mueller Inds                          60,700                  1,808,860
Terex                                143,500(b)               9,448,040
Watts Water Technologies Cl A        115,400                  4,345,964
                                                             ----------
Total                                                        44,223,717
-----------------------------------------------------------------------

MARINE (0.6%)
Kirby                                157,200(b)               5,744,088
-----------------------------------------------------------------------

MEDIA (2.1%)
Belo Cl A                             71,600                  1,334,624
Carmike Cinemas                       77,576(d)               1,759,424
Central European Media Enterprises
  Series A                            81,000(b,c)             6,574,770
Cox Radio Cl A                        13,400(b)                 193,764
Lakes Entertainment                   20,700(b)                 184,437
Media General Cl A                    21,100                    865,944



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

MEDIA (CONT.)
Mediacom Communications Cl A          60,500(b)                $484,000
RCN                                    9,300(b)                 254,355
Saga Communications                   94,380(b)                 918,317
Valassis Communications              451,000(b)               7,504,640
                                                             ----------
Total                                                        20,074,275
-----------------------------------------------------------------------

METALS & MINING (3.4%)
AK Steel Holding                     511,080(b)              11,821,280
AM Castle & Co                        37,500                  1,080,000
Century Aluminum                     179,200(b)               8,158,976
Chaparral Steel                       11,400                    568,062
Cleveland-Cliffs                       8,000                    451,200
Steel Dynamics                        48,400                  1,826,616
Stillwater Mining                    695,800(b)               8,857,534
                                                             ----------
Total                                                        32,763,668
-----------------------------------------------------------------------

MULTILINE RETAIL (2.1%)
Big Lots                              25,800(b)                 645,774
Dillard's Cl A                       324,600                 10,841,640
Dollar General                       393,200                  6,637,216
Fred's                               192,000                  2,626,560
                                                             ----------
Total                                                        20,751,190
-----------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Avista                                60,600                  1,418,040
CH Energy Group                       17,100                    809,856
PNM Resources                         76,600                  2,340,896
                                                             ----------
Total                                                         4,568,792
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.3%)
Callon Petroleum                      60,100(b)                 800,532
Encore Acquisition                   179,900(b)               4,366,173
EXCO Resources                       255,600(b)               4,452,552
Harvest Natural Resources            128,400(b)               1,213,380
Holly                                 10,200                    565,794
Quicksilver Resources                153,300(b)               5,912,781
St. Mary Land & Exploration            8,200                    295,282
Stone Energy                         155,200(b)               4,764,640
Swift Energy                          25,800(b)               1,002,072
Tsakos Energy Navigation              95,300(c)               4,431,450
USEC                                 237,038(b)               3,361,199
Western Refining                      36,000                  1,040,760
                                                             ----------
Total                                                        32,206,615
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Mercer Intl                           79,700(b)                 999,438
Neenah Paper                         155,900                  5,783,890
                                                             ----------
Total                                                         6,783,328
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
NBTY                                  47,400(b)               2,307,432
-----------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Par Pharmaceutical Companies          96,000(b)               2,330,880
Sciele Pharma                         78,200(b)               1,798,600
                                                             ----------
Total                                                         4,129,480
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Arbor Realty Trust                    51,000                  1,570,290
Ashford Hospitality Trust             99,800                  1,237,520
Capital Trust Cl A                     9,700                    446,200

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Crescent Real Estate Equities         97,100                 $1,931,319
Deerfield Triarc Capital             131,000                  2,017,400
DiamondRock Hospitality               35,100                    634,959
Extra Space Storage                   11,900                    226,576
FelCor Lodging Trust                  90,600                  2,136,348
Franklin Street Properties            58,200                  1,117,440
Highland Hospitality                 131,900                  2,164,479
Inland Real Estate                     9,900                    189,189
Innkeepers USA Trust                  85,000                  1,419,500
Investors Real Estate Trust           51,900                    521,595
Kite Realty Group Trust               18,700                    378,862
LaSalle Hotel Properties              43,400                  1,928,262
Medical Properties Trust              67,100                  1,030,656
Omega Healthcare Investors            40,100                    723,404
Ramco-Gershenson Properties Trust     31,400                  1,120,980
Realty Income                         29,800                    819,798
Redwood Trust                         11,300                    610,200
Resource Capital                      20,000                    332,200
Spirit Finance                       160,700                  2,076,244
Winston Hotels                        57,200                    803,088
                                                             ----------
Total                                                        25,436,509
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Affordable Residential
  Communities LP                      29,311(b)                 347,922
MI Developments Cl A                 323,500(c)              11,911,270
                                                             ----------
Total                                                        12,259,192
-----------------------------------------------------------------------

ROAD & RAIL (1.8%)
Covenant Transport Cl A              114,400(b)               1,323,608
Landstar System                      137,500                  6,144,875
Saia                                  62,200(b)               1,694,328
Swift Transportation                 197,900(b)               6,093,341
USA Truck                            153,700(b)               2,494,551
                                                             ----------
Total                                                        17,750,703
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Advanced Energy Inds                 105,200(b)               2,118,728
Cirrus Logic                          45,200(b)                 391,884
Cymer                                 22,600(b)                 939,256
Integrated Silicon Solution          587,800(b)               3,544,434
MKS Instruments                        9,300(b)                 224,316
Semiconductor Mfg Intl ADR         1,746,800(b,c,d)          11,895,708
Spansion Cl A                        736,100(b,d)             8,950,976
Zoran                                 38,100(b)                 627,507
                                                             ----------
Total                                                        28,692,809
-----------------------------------------------------------------------

SOFTWARE (3.3%)
Business Objects ADR                 177,600(b,c)             6,411,360
Hyperion Solutions                   150,300(b)               6,438,852
Manhattan Associates                  66,700(b)               1,855,594
Mentor Graphics                      574,900(b)               9,710,061
MSC.Software                         376,600(b)               5,065,270
TIBCO Software                       226,400(b)               2,048,920
Ulticom                               33,700(b)                 293,190
                                                             ----------
Total                                                        31,823,247
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

SPECIALTY RETAIL (1.4%)
Asbury Automotive Group               65,800                 $1,757,518
Books-A-Million                       12,200                    194,712
Charming Shoppes                      22,500(b)                 280,575
Dress Barn                            26,500(b)                 557,030
Group 1 Automotive                    23,100                  1,068,837
Haverty Furniture Companies           71,400                  1,043,154
Men's Wearhouse                      186,100                  8,240,508
                                                             ----------
Total                                                        13,142,334
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Kellwood                              61,400                  1,935,942
K-Swiss Cl A                          57,600                  1,623,744
Maidenform Brands                     29,900(b)                 547,469
UniFirst                             145,000                  6,049,400
Wolverine World Wide                  14,100                    391,275
                                                             ----------
Total                                                        10,547,830
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
BankUnited Financial Cl A             65,200                  1,592,184
Corus Bankshares                      71,500(d)               1,327,040
Federal Agricultural Mtge Cl C        13,900                    355,840
FirstFed Financial                    34,500(b)               1,973,400
Fremont General                       90,600                    797,280
ITLA Capital                           6,800                    351,016
Ocwen Financial                       99,500(b)               1,157,185
TierOne                               52,400                  1,456,196
Willow Financial Bancorp              18,270                    230,933
                                                             ----------
Total                                                         9,241,074
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Applied Industrial Technologies       51,600                  1,237,884
Houston Wire & Cable                  27,800(b,d)               688,606
Huttig Building Products             344,000(b)               2,108,720
                                                             ----------
Total                                                         4,035,210
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
USA Mobility                          26,100                    505,818
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $780,493,527)                                       $881,881,128
-----------------------------------------------------------------------

OTHER (0.3%)

ISSUER                               SHARES                     VALUE(a)
Air France-KLM ADR
  Warrants                           260,700(b,c,f)          $2,919,840
-----------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                  $2,919,840
-----------------------------------------------------------------------

MONEY MARKET FUND (11.6%)(e)
                                   SHARES                      VALUE(a)

RiverSource Short-Term
  Cash Fund                      112,378,917(h)            $112,378,917
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $112,378,917)                                       $112,378,917
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $892,872,444)(i)                                    $997,179,885
=======================================================================




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 7.8% of net assets.

(d)   At Feb. 28, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.8% of net assets. 8.8% of net assets is the Fund's cash equivalent position.

(f)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Feb. 28, 2007, is as follows:

      SECURITY                          ACQUISITION                       COST
                                           DATES
      -------------------------------------------------------------------------
      Air France-KLM ADR                  05-05-04                         $--
        Warrants

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $892,872,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $141,223,000

      Unrealized depreciation                                      (36,915,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $104,308,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007





                                                             S-6239-80 G (4/07)

                          PORTFOLIO HOLDINGS
                                 FOR
                        RIVERSOURCE VALUE FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.6%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (3.2%)
General Dynamics                      47,646                 $3,643,013
Lockheed Martin                       15,700                  1,527,296
Raytheon                             109,537                  5,865,707
Rockwell Collins                      18,900                  1,237,572
                                                             ----------
Total                                                        12,273,588
-----------------------------------------------------------------------

BEVERAGES (4.6%)
Anheuser-Busch Companies              45,000                  2,208,600
Coca-Cola                             84,300                  3,935,124
Coca-Cola Enterprises                109,637                  2,202,607
Diageo ADR                            71,849(c)               5,704,092
PepsiCo                               61,900                  3,908,985
                                                             ----------
Total                                                        17,959,408
-----------------------------------------------------------------------

CAPITAL MARKETS (2.6%)
Bank of New York                     139,140                  5,651,866
Charles Schwab                        20,700                    382,536
Mellon Financial                      93,957                  4,080,553
                                                             ----------
Total                                                        10,114,955
-----------------------------------------------------------------------

CHEMICALS (1.7%)
Monsanto                              80,778                  4,256,193
Praxair                               35,600                  2,196,164
                                                             ----------
Total                                                         6,452,357
-----------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
Fifth Third Bancorp                   34,200                  1,377,576
Marshall & Ilsley                     63,540                  3,020,056
Mitsubishi UFJ Financial Group ADR    75,439(c)                 921,865
Regions Financial                     63,478                  2,273,782
SunTrust Banks                        43,500                  3,667,485
US Bancorp                            86,600                  3,088,156
Wachovia                               2,400                    132,888
Zions Bancorporation                  23,600                  2,014,968
                                                             ----------
Total                                                        16,496,776
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
Pitney Bowes                          62,300                  2,972,333
Waste Management                     124,743                  4,247,499
                                                             ----------
Total                                                         7,219,832
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

COMMUNICATIONS EQUIPMENT (0.6%)
Alcatel-Lucent ADR                   104,100(c)              $1,335,603
Juniper Networks                      21,300(b)                 402,783
QUALCOMM                              18,700                    753,236
                                                             ----------
Total                                                         2,491,622
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.0%)
Hewlett-Packard                       86,200                  3,394,556
Intl Business Machines                41,219                  3,833,779
Sun Microsystems                     709,689(b)               4,350,394
                                                             ----------
Total                                                        11,578,729
-----------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
American Express                      27,600                  1,569,612
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.5%)
Bank of America                       74,970                  3,813,724
Citigroup                            296,000                 14,918,400
JPMorgan Chase & Co                  130,296                  6,436,622
                                                             ----------
Total                                                        25,168,746
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
AT&T                                 451,197                 16,604,050
Verizon Communications                71,100                  2,661,273
                                                             ----------
Total                                                        19,265,323
-----------------------------------------------------------------------

ELECTRIC UTILITIES (2.7%)
FPL Group                             73,956                  4,368,581
PPL                                   84,485                  3,212,120
Southern                              76,698                  2,745,788
                                                             ----------
Total                                                        10,326,489
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
Cooper Inds Cl A                       2,100                    192,654
Emerson Electric                      86,400                  3,722,976
                                                             ----------
Total                                                         3,915,630
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Schlumberger                          49,549                  3,111,677
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

FOOD & STAPLES RETAILING (4.3%)
Costco Wholesale                      20,600                 $1,151,334
CVS                                  156,600                  4,918,806
Kroger                               283,854                  7,286,532
SUPERVALU                             23,600                    872,256
Wal-Mart Stores                       47,490                  2,293,767
                                                             ----------
Total                                                        16,522,695
-----------------------------------------------------------------------

FOOD PRODUCTS (4.0%)
Archer-Daniels-Midland                45,800                  1,574,604
Campbell Soup                        122,872                  5,016,864
Kraft Foods Cl A                     278,451(d)               8,888,156
                                                             ----------
Total                                                        15,479,624
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Baxter Intl                          124,689                  6,235,697
Boston Scientific                    388,008(b)               6,328,410
                                                             ----------
Total                                                        12,564,107
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Medco Health Solutions                15,000(b)               1,014,150
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (6.0%)
Clorox                                63,221                  4,005,683
Kimberly-Clark                        52,300                  3,562,153
Procter & Gamble                     250,680                 15,915,673
                                                             ----------
Total                                                        23,483,509
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.2%)
General Electric                     356,222                 12,439,272
-----------------------------------------------------------------------

INSURANCE (4.2%)
ACE                                   29,700(c)               1,667,952
American Intl Group                  124,816                  8,375,154
Hartford Financial Services Group     10,477                    990,705
Lincoln Natl                          23,500                  1,601,525
MBIA                                  31,700                  2,107,099
MetLife                               26,400                  1,667,160
                                                             ----------
Total                                                        16,409,595
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

INTERNET & CATALOG RETAIL (1.5%)
IAC/InterActiveCorp                  151,300(b)              $5,930,960
-----------------------------------------------------------------------

IT SERVICES (0.5%)
Automatic Data Processing             42,320                  2,107,113
-----------------------------------------------------------------------

MACHINERY (1.0%)
Eaton                                 24,915                  2,018,364
Illinois Tool Works                   39,200                  2,026,640
                                                             ----------
Total                                                         4,045,004
-----------------------------------------------------------------------

MEDIA (3.2%)
Comcast Special Cl A                 241,650(b)               6,149,993
Gannett                               25,200                  1,543,752
Idearc                                 3,565                    121,210
News Corp Cl B                        72,960                  1,739,366
Time Warner                          150,500                  3,062,675
                                                             ----------
Total                                                        12,616,996
-----------------------------------------------------------------------

METALS & MINING (2.2%)
Barrick Gold                         163,165(c)               4,880,265
Newmont Mining                        82,900                  3,736,303
                                                             ----------
Total                                                         8,616,568
-----------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Federated Department Stores           74,961                  3,347,758
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

MULTI-UTILITIES (3.2%)
Ameren                                39,800                 $2,078,754
Consolidated Edison                   43,300                  2,103,514
Dominion Resources                    32,000                  2,736,960
PG&E                                 114,592                  5,319,361
                                                             ----------
Total                                                        12,238,589
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.3%)
Devon Energy                          30,200                  1,984,442
El Paso                              146,851                  2,111,717
Exxon Mobil                          308,580                 22,119,015
Spectra Energy                        77,395                  1,991,373
                                                             ----------
Total                                                        28,206,547
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
Intl Paper                           125,067                  4,503,663
-----------------------------------------------------------------------

PHARMACEUTICALS (9.3%)
Abbott Laboratories                   76,750                  4,192,085
Bristol-Myers Squibb                  92,564                  2,442,764
Novartis ADR                         137,481(c)               7,620,572
Sanofi-Aventis ADR                   143,197(c)               6,072,985
Schering-Plough                       82,997                  1,948,770
Teva Pharmaceutical Inds ADR         148,961(c)               5,297,053
Wyeth                                176,000                  8,609,919
                                                             ----------
Total                                                        36,184,148
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

ROAD & RAIL (0.3%)
Hertz Global Holdings                 59,742(b)              $1,270,115
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Microchip Technology                  56,700                  2,018,520
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
TJX Companies                        116,680                  3,208,700
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.3%)
Fannie Mae                            92,445                  5,244,405
Freddie Mac                           55,730                  3,576,751
                                                             ----------
Total                                                         8,821,156
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $324,699,442)                                       $378,973,533
-----------------------------------------------------------------------

MONEY MARKET FUND (4.9%)(e)

                                    SHARES                     VALUE(a)

RiverSource Short-Term
  Cash Fund                       18,871,909(f)             $18,871,909
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $18,871,909)                                         $18,871,909
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $343,571,351)(g)                                    $397,845,442
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 8.6% of net assets.

(d)   At Feb. 28, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.7% of net assets. 3.2% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $343,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $57,610,000

      Unrealized depreciation                                       (3,336,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $54,274,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2 RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007




                                                            S-6238-80 G (4/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Managers Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 27, 2007